THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 91.8%
	AEROSPACE & DEFENSE - 2.9%
9,000	Huntington Ingalls Industries, Inc.(f)	$ 2,076,120
15,000	Raytheon Technologies Corporation(f)	1,513,800
		3,589,920
	APPAREL & TEXTILE PRODUCTS - 1.1%
12,000	NIKE, Inc., Class B(f)	1,404,120

	ASSET MANAGEMENT - 1.7%
3,000	BlackRock, Inc. (e) (f)	2,125,890

	BANKING - 10.2%
55,000	Citigroup, Inc.(e)(f)	2,487,650
30,000	JPMorgan Chase & Company(f)	4,023,000
70,500	Truist Financial Corporation(f)	3,033,615
75,000	US Bancorp(f)	3,270,750
		12,815,015
	BEVERAGES - 0.2%
5,000	Anheuser-Busch InBev S.A./NV - ADR(f)	300,200

	BIOTECH & PHARMA - 4.8%
15,000	Gilead Sciences, Inc. (e) (f)	1,287,750
15,000	Johnson & Johnson(f)	2,649,750
41,600	Pfizer, Inc.(f)	2,131,584
		6,069,084
	CHEMICALS - 3.6%
15,000	Avery Dennison Corporation(f)	2,715,000
25,000	Nutrien Ltd.(f)	1,825,750
		4,540,750
	DIVERSIFIED INDUSTRIALS - 1.8%
4,000	Eaton Corp plc(f)	627,800
7,500	Honeywell International, Inc.(e) (f)	1,607,250
		2,235,050
	ELECTRIC UTILITIES - 3.5%
30,000	CenterPoint Energy, Inc.(f)	899,700
40,000	Dominion Resources, Inc.(f)	2,452,800

THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 91.8% (Continued)
	ELECTRIC UTILITIES - 3.5% (Continued)
10,000	Duke Energy Corporation(f)	$ 1,029,900
		4,382,400
	FOOD - 3.4%
15,000	Conagra Brands, Inc.(f)	580,500
45,000	Hormel Foods Corporation(e) (f)	2,049,750
40,000	Kraft Heinz Company (The)(f)	1,628,400
		4,258,650
	HOME & OFFICE PRODUCTS - 4.1%
60,000	Leggett & Platt, Inc.(f)	1,933,800
150,000	Newell Brands, Inc.(f)	1,962,000
9,000	Whirlpool Corporation(e) (f)	1,273,140
		5,168,940
	INSURANCE - 1.2%
15,000	Prudential Financial, Inc.(f)	1,491,900

	LEISURE FACILITIES & SERVICES - 0.4%
4,500	Starbucks Corporation(f)	446,400

	LEISURE PRODUCTS - 1.9%
40,000	Hasbro, Inc.(e)	2,440,400

	MEDICAL EQUIPMENT & DEVICES - 2.5%
40,000	Medtronic plc(f)	3,108,800

	METALS & MINING - 3.1%
90,000	Barrick Gold Corporation(f)	1,546,200
49,900	Newmont Corporation(e) (f)	2,355,280
		3,901,480
	OIL & GAS PRODUCERS - 5.9%
22,100	BP plc - ADR(f)	771,953
27,600	Chesapeake Energy Corporation(e) (f)	2,604,612
10,000	Chevron Corporation(f)	1,794,900
10,000	EOG Resources, Inc.(f)	1,295,200

THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 91.8% (Continued)
	OIL & GAS PRODUCERS - 5.9% (Continued)
7,500	Exxon Mobil Corporation(e) (f)	$ 827,250
		7,293,915
	OIL & GAS SERVICES & EQUIPMENT - 0.7%
30,000	Baker Hughes Company(f)	885,900

	RETAIL - CONSUMER STAPLES - 0.8%
7,500	Walmart, Inc.(f)	1,063,425

	RETAIL - DISCRETIONARY - 2.3%
6,000	Home Depot, Inc. (The)(f)	1,895,160
12,000	TJX Companies, Inc. (The)(f)	955,200
		2,850,360
	SEMICONDUCTORS - 9.2%
16,000	Analog Devices, Inc.(f)	2,624,480
120,000	Intel Corporation(e) (f)	3,171,600
26,000	Microchip Technology, Inc.(e) (f)	1,826,500
36,000	QUALCOMM, Inc.(e) (f)	3,957,840
		11,580,420
	SOFTWARE - 6.5%
15,000	Microsoft Corporation(f)	3,597,300
55,000	Oracle Corporation(e) (f)	4,495,700
		8,093,000
	TECHNOLOGY HARDWARE - 6.0%
15,000	Apple, Inc.	1,948,950
70,000	Cisco Systems, Inc.(e) (f)	3,334,800
42,000	Seagate Technology Holdings plc(f)	2,209,620
		7,493,370
	TECHNOLOGY SERVICES - 1.7%
15,000	International Business Machines Corporation(f)	2,113,350

	TELECOMMUNICATIONS - 5.7%
170,000	AT&T, Inc.(f)	3,129,700
101,000	Verizon Communications, Inc.(e) (f)	3,979,400
		7,109,100

THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares					Fair Value
	COMMON STOCKS — 91.8% (Continued)
	TIMBER REIT - 1.5%
60,000	Weyerhaeuser Company(f)				$ 1,860,000

	TOBACCO & CANNABIS - 1.1%
30,000	Altria Group, Inc.				1,371,300

	TRANSPORTATION & LOGISTICS - 1.2%
9,000	United Parcel Service, Inc., Class B(f)				1,564,560

	WHOLESALE - CONSUMER STAPLES - 2.8%
20,000	Bunge Ltd.(f)				1,995,400
20,000	Sysco Corporation(f)				1,529,000
					3,524,400

	TOTAL COMMON STOCKS (Cost $125,562,325)				115,082,099

	SHORT-TERM INVESTMENTS — 0.4%
	MONEY MARKET FUNDS - 0.4%
529,683	JPMorgan US Treasury Plus Money Market Fund, Class L, 4.12% (Cost $529,683)(a)				529,683

Contracts(b)
	EQUITY OPTIONS PURCHASED - 0.0% (c)	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 0.0%(c)
170	Clorox Company (The)	01/20/2023	$ 150	$ 2,385,610	$ 6,290
350	Westrock Company	01/20/2023	43	1,230,600	4,375
	TOTAL CALL OPTIONS PURCHASED (Cost - $299,507)				10,665

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $299,507)				10,665

	TOTAL INVESTMENTS - 92.2% (Cost $126,391,515)				$ 115,622,447
	CALL OPTIONS WRITTEN - (1.1)% (Proceeds - $1,449,954)				(1,368,381)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 8.9%				11,129,962
	NET ASSETS - 100.0%				$ 125,384,028

THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Contracts(b)
	WRITTEN EQUITY OPTIONS(d) - (1.1)%	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (1.1)%
80	Analog Devices, Inc.	01/20/2023	$ 165	$ 1,312,240	$ 31,200
50	Anheuser-Busch InBev S.A./NV	01/20/2023	60	300,200	6,500
500	AT&T, Inc.	01/20/2023	18	920,500	26,000
75	Avery Dennison Corporation	01/20/2023	185	1,357,500	21,225
150	Baker Hughes Company	01/20/2023	29	442,950	21,450
300	Barrick Gold Corporation	01/20/2023	17	515,400	21,000
15	BlackRock, Inc.	01/20/2023	700	1,062,945	34,650
98	BP plc	01/20/2023	34	342,314	15,288
100	Bunge Ltd.	01/20/2023	95	997,700	60,500
150	CenterPoint Energy, Inc.	01/20/2023	30	449,850	7,950
126	Chesapeake Energy Corporation	01/20/2023	95	1,189,062	40,446
50	Chevron Corporation	01/20/2023	170	897,450	57,750
200	Cisco Systems, Inc.	01/20/2023	47	952,800	24,000
150	Citigroup, Inc.	01/20/2023	45	678,450	25,800
150	Conagra Brands, Inc.	01/20/2023	38	580,500	23,850
100	Dominion Energy, Inc.	01/20/2023	58	613,200	43,800
50	Duke Energy Corporation	01/20/2023	100	514,950	20,000
40	Eaton Corp plc	01/20/2023	155	627,800	19,640
50	EOG Resources, Inc.	01/20/2023	124	647,600	39,500
30	Exxon Mobil Corporation	01/20/2023	105	330,900	20,130
75	Gilead Sciences, Inc.	01/20/2023	85	643,875	17,250
30	Home Depot, Inc. (The)	01/20/2023	325	947,580	14,340
30	Honeywell International, Inc.	01/20/2023	213	642,900	16,200
100	Hormel Foods Corporation	01/20/2023	46	455,500	5,000
45	Huntington Ingalls Industries, Inc.	01/20/2023	230	1,038,060	18,900
300	Intel Corporation	01/20/2023	26	792,900	36,900
75	International Business Machines Corporation	01/20/2023	140	1,056,675	25,950
75	Johnson & Johnson	01/20/2023	175	1,324,875	31,500
60	JPMorgan Chase & Company	01/20/2023	130	804,600	35,700
100	Kraft Heinz Company (The)	01/20/2023	40	407,100	11,300
100	Leggett & Platt, Inc.	01/20/2023	30	322,300	23,500
60	Medtronic plc	01/20/2023	75	466,320	20,100
100	Microchip Technology, Inc.	01/20/2023	73	702,500	13,300
75	Microsoft Corporation	01/20/2023	250	1,798,650	22,350
500	Newell Brands, Inc.	01/20/2023	13	654,000	25,000
249	Newmont Corporation	01/20/2023	48	1,175,280	33,117
60	NIKE, Inc.	01/20/2023	115	702,060	28,200
100	Nutrien Ltd.	01/20/2023	75	730,300	17,000
250	Oracle Corporation	01/20/2023	80	2,043,500	76,250
200	Pfizer, Inc.	01/20/2023	53	1,024,800	12,400
50	Prudential Financial, Inc.	01/20/2023	100	497,300	10,600
60	QUALCOMM, Inc.	01/20/2023	115	659,640	11,940
75	Raytheon Technologies Corporation	01/20/2023	95	756,900	43,125
120	Seagate Technology Holdings plc	01/20/2023	52	631,320	26,400
45	Starbucks Corporation	01/20/2023	98	446,400	15,525
65	Sysco Corporation	01/20/2023	79	496,925	3,900
120	TJX Companies, Inc. (The)	01/20/2023	75	955,200	60,240
100	Truist Financial Corporation	01/20/2023	43	430,300	17,500

THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Contracts(b) (continued)
	WRITTEN EQUITY OPTIONS(d) - (1.1)%	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (1.1)% (Continued)
30	United Parcel Service, Inc.	01/20/2023	$ 180	$ 521,520	$ 5,520
250	US Bancorp	01/20/2023	43	1,090,250	44,375
200	Verizon Communications, Inc.	01/20/2023	37	788,000	48,800
35	Walmart, Inc.	01/20/2023	145	496,265	4,620
200	Weyerhaeuser Company	01/20/2023	31	620,000	16,500
45	Whirlpool Corporation	01/20/2023	145	636,570	14,400
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $1,449,954)				1,368,381

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $1,449,954)				$ 1,368,381

ADR	- American Depositary Receipt
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Rate disclosed is the seven day effective yield as of December 31, 2022.
(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(c)	Percentage rounds to less than 0.1%.
(d)	Non-income producing security.
(e)	All or portion of the security is pledged as collateral for written options.
(f)	Security is subject to written call options.